Significant capital and funding transactions (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Summary of Common Shares Issued
Common shares issued
(1)

	For the three months ended
	July 31, 2020		July 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	235	$18	545	$38
Purchased for cancellation (3)	–	–	(1,914)	(24)
	235	$18	(1,369)	$14

	For the nine months ended
	July 31, 2020		July 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	782	$62	1,230	$87
Purchased for cancellation (3)	(7,860)	(97)	(5,705)	(70)
	(7,078)	$(35)	(4,475)	$17

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2020 and July 31, 2019, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended July 31, 2020, we
did not purchase
 for cancellation
any
common shares
.
During the nine months ended July 31, 2020, we purchased for cancellation common shares at a total fair value of $
814

million (average cost of $103.62 per share), with a book value of $97 million (book value of $12.34 per share). During the three months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $197 million (average cost of 102.82 per share), with a book value of $24 million (book value of $12.28 per share). During the nine months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $556 million (average cost of $97.36 per share), with a book value of $70 million (book value of $12.26 per share).